Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues by services - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 33,805	$ 34,295	$ 30,667
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,278	26,491	23,338
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,409	4,635	4,558
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,118	$ 3,169	$ 2,771